Note 14 - Suppliers - Schedule of Suppliers (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Payables to suppliers, current	$ 33,885	$ 59,826
BRAZIL
Statement Line Items [Line Items]
Payables to suppliers, current	28,940	53,875
Non-Brazil [member]
Statement Line Items [Line Items]
Payables to suppliers, current	$ 4,945	$ 5,951